Consolidated Statements of Cash Flows (Parenthetical)	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Series A Common Stock [Member]
Preferred stock, dividend percentage	8.00%	8.00%	8.00%	8.00%